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Dreyfus Class Prospectus | GENERAL MONEY MARKET FUND, INC. | General Money Market Fund, Inc.
General Money Market Fund, Inc.

November 18, 2020

GENERAL MONEY MARKET FUNDS
General Money Market Fund, Inc.
Dreyfus Class

Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), shares of General Money Market Fund, Inc. will be reclassified as a series named "Dreyfus Money Market Fund". The reclassification of the fund's shares as a series will have no impact on fund shareholders and references to the "fund" as of the Effective Date will be to Dreyfus Money Market Fund.

As of the Effective Date, the fund's management fee payable to BNY Mellon Investment Adviser, Inc., the fund's investment adviser, will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the fund's average daily net assets.

As of the Effective Date, the fund's Dreyfus Class shares will be re-named "Premier shares".

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As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary Fees and Expenses" in the fund's prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dreyfus Class Prospectus General Money Market Fund, Inc. GENERAL MONEY MARKET FUND, INC. Dreyfus Class
Management fees	0.20%
Shareholder services fees	none	[1]
Miscellaneous other expenses	0.06%
Total other expenses	0.06%
Total annual fund operating expenses	0.26%	[2]
[1]	Amount was less than 0.01%.
[2]	Restated to reflect current management fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Dreyfus Class Prospectus | General Money Market Fund, Inc. | GENERAL MONEY MARKET FUND, INC. | Dreyfus Class | USD ($)	27	84	146	331

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Dreyfus Class Prospectus | General Money Market Fund, Inc. | GENERAL MONEY MARKET FUND, INC. | Dreyfus Class | USD ($)	27	84	146	331